Vessels, Port Terminals and Other Fixed Assets, Net (Details) $ in Thousands		1 Months Ended	6 Months Ended
	Jun. 04, 2014 USD ($)	Jan. 27, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jan. 26, 2014 USD ($)
Property Plant And Equipment [Line Items]
Number of vessels under construction					2
Deposits for vessel acquisitions			$ 6,625	$ 26,845
Cash consideration for purchase of vessel			$ 0	$ 71,862
Panamax vessel
Property Plant And Equipment [Line Items]
Vessel capacity in DWT			84,000
Total consideration for acquisition of vessel					$ 31,800
Capesize vessel
Property Plant And Equipment [Line Items]
Vessel capacity in DWT			180,600
Total consideration for acquisition of vessel					$ 52,000
Both newbuilding vessels
Property Plant And Equipment [Line Items]
Deposits for vessel acquisitions			$ 24,290
Date of expected delivery			Q1 2016
Navios Bonanza | Noncontrolling Interest
Property Plant And Equipment [Line Items]
Cash consideration for purchase of vessel		$ 3,484
Navios Gem
Property Plant And Equipment [Line Items]
Vessel capacity in DWT			181,336
Total consideration for acquisition of vessel	$ 54,368
Date of delivery			June 4, 2014
Year built			2014
Cash consideration for purchase of vessel	24,368
Amount of loan used to finance purchase of vessel	$ 30,000
Navios Asia | Navios Bonanza
Property Plant And Equipment [Line Items]
Vessel capacity in DWT			76,596
Total consideration for acquisition of vessel		17,634
Date of delivery			January 27, 2014
Year built			2006
Cash consideration for purchase of vessel		2,900
Amount of loan used to finance purchase of vessel		$ 11,250